PROSPECTUS

                                  June 2, 2003




                              STANCELL SOCIAL FUND
                        A series of Advisors Series Trust


The Stancell Social Fund is a mutual fund that seeks to provide capital appreciation over the long term by investing primarily in equity securities. The Stancell Social Fund invests in securities of companies that satisfy certain social responsibility criteria or that generally promote the revitalization of distressed communities through their location in Federal Empowerment Zones and/or Enterprise Communities. This Prospectus contains information about the Institutional Class of shares of the Stancell Social Fund.


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                               SUBSCRIPTION PERIOD

The distributor for the Stancell Social Fund is soliciting orders to purchase shares of the Fund during an initial offering period until September 5, 2003 (the "Subscription Period"). The Fund reserves the right to end the Subscription Period before September 5, 2003 if it obtains subscriptions for the purchase of initial shares of beneficial interest of the Fund in the approximate amount of $15 million, or such other amount as deemed by the Fund's Board of Trustees as sufficient to permit operation of the Fund ("Seed Capital Amount").

Orders received during the Subscription Period will not be processed before commencement of operations, currently scheduled for September 5, 2003, or sooner if the Fund obtains subscriptions for the Seed Capital Amount ("Commencement Date"). On the Commencement Date, regardless of how long the Subscription Period lasts, your order will be processed for the amount received and priced at the Fund's initial net asset value of $10.00 per share. If the Fund does not obtain subscriptions for the Seed Capital Amount by September 5, 2003, orders for subscription will be cancelled and funds will be returned to you, and the Fund will consider other investment options.

Orders to purchase shares of the Fund that are accompanied by payment and that are received before the Commencement Date, will be deemed orders to purchase shares of the Fund as of the Commencement Date. Such orders will be processed and priced at the initial offering price of $10.00 per share on the Commencement Date. Prior to the Commencement Date, orders will not be processed by the Fund's transfer agent and may be returned (and the subscription order cancelled) if requested by way of a cancellation order received prior to the Commencement Date.

In order to obtain the initial offering price of $10.00 per share, an order, accompanied by payment, must be received no later than 4:00 P.M. Eastern Time, on September 5, 2003. Please send a check along with your completed subscription offer application to the following address:

Regular Mail                              Overnight Delivery
Stancell Social Fund                      Stancell Social Fund
c/o U.S. Bancorp Fund Services, LLC       c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                              615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                  Milwaukee, WI  53202

Alternatively, to place an order by wire, please call (626) 914-7363 to obtain instructions about making an order to purchase shares of the Fund.

There can be no guarantee that the Fund's net asset value after the close of the Subscription Period will be more than $10.00 per share. Shares of the Fund will not be available to the public prior to the Fund's Commencement Date except through these subscription offers. Beginning on the Commencement Date, shares of the Fund will be available as described in this Prospectus.



                              ---------------------
                                TABLE OF CONTENTS
                              ---------------------

Fund Overview: Risk/Return Summary.............................................1

Performance Information........................................................2

Fees and Expenses..............................................................2

Investment Objective and Principal Investment Strategies.......................3

Principal Investment Risks.....................................................5

Management of the Fund.........................................................6

Pricing of Fund Shares.........................................................7

Buying Fund Shares.............................................................8

Selling (Redeeming) Fund Shares...............................................10

Description of Classes........................................................12

Distributions and Taxes.......................................................12

Financial Highlights..........................................................13

Privacy Notice................................................................14

For More Information..........................................................15



Fund Overview: Risk/Return Summary
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Investment Objective

The Stancell Social Fund (the "Fund") pursues an investment objective of capital appreciation over the long term.

-------------------------------------------------------------------------------
An Empowerment Zone or Enterprise Community is a distressed area or community that the Federal government has targeted to receive substantial investment of Federal resources to encourage private sector development, job growth and/or entrepreneurship.

--------------------------------------------------------------------------------

Principal Investment Strategies

The Fund seeks to meet its investment objective by investing in common stocks of companies of all market capitalizations that satisfy certain social responsibility criteria. Specifically, the Fund invests at least 50% of its assets primarily in equity securities of companies conducting business in federal Empowerment Zones and/or Enterprise Communities. In addition, the Fund does not invest in businesses involved in alcohol or tobacco. From those companies that meet the Fund's criteria for social responsibility, the primary strategy of the Fund is to identify sectors that the Fund believes will outperform the Russell 3000 Index as a whole, and then overweight the Fund's investments in those sectors, selecting both growth companies and undervalued companies based on fundamental criteria. The Fund cannot guarantee that it will achieve its investment objective. For more information, see "Investment Objective and Principal Investment Strategies" in this Prospectus.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. For example, the following risks could affect the value of your investment:

o Market Risk - Either the stock market as a whole, or the value of an individual company, goes down resulting in a decrease in the value of the Fund.

o Social Policy Risk - The Fund's social responsibility screens could cause the Fund to under-perform similar funds that do not have criteria for social responsibility.

o Small and Medium-Size Companies Risk - Securities of small and medium-size companies involve greater risk than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger companies.

o Sector Risk - The Fund will concentrate its investments within one sector or among a broad range of sectors from time to time. To the extent that the Fund focuses on one or more sectors, it may be subject to the risks affecting that sector more than would a more broadly diversified fund.

Who Should Invest in the Fund

o    Investors with long-term financial goals.
o    Investors looking for capital growth potential.
o    Investors  who  would  like  an   investment   that   incorporates   social
     responsibility into its security selection process

Who Should Not Invest in the Fund

o    Investors with short-term financial goals.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.
o    Investors whose primary goal is to receive current income.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Because the Fund has recently commenced operations and has been in operation for less than a calendar year, there is no performance information available at this time.

Fees and Expenses
--------------------------------------------------------------------------------

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Total Annual Fund Operating Expenses are based, in part, on estimated expenses.

SHAREHOLDER FEES1
(expenses paid directly from your investment)              NONE

ANNUAL FUND OPERATING EXPENSES
(expenses deducted from Fund assets)
                                                     Institutional Class
Management Fees                                             1.00%
Distribution (Rule 12b-1) Fees                              None
Other Expenses2                                             0.91%
Total Annual Fund Operating Expenses                        1.91%
        Less Expense Reimbursement                         -0.61%
Net Annual Fund Operating Expenses3                         1.30%

--------------------------------------------------------------------------------

1    The  shares  of the  Fund are  100% no  load,  so you pay no sales  charges
     (loads) to buy or sell shares of the Fund. The Fund's authorized intermediary charges a $15 fee for wire redemptions.
2 These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on estimated amounts for the Fund's current fiscal year.
3 The Fund's investment advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Operating Expenses do not exceed 1.30% of average net assets of the Institutional Class of Shares of the Fund. This contract's term is indefinite and may be terminated only by the Board of Trustees. Under limited conditions, the Fund may reimburse the investment advisor in future years for fees waived or expenses paid.

Example
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

1. You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares of the Fund at the end of those periods,

2.   You reinvested all dividends and capital gain distributions,

3.   Your  investment  has a 5% return  each year,  and

4.   The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------- ------------- ------------------
Stancell Social Fund                   1 Year          3 Years
                                       ------          -------
----------------------------------- ------------- ------------------
Institutional Class                     $132            $412
----------------------------------- ------------- ------------------

Investment Objective and Principal Investment Strategies
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide capital appreciation over the long term. This objective is fundamental, which means that it cannot be changed without shareholder approval. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of Advisors Series Trust (the "Trust") without shareholder approval.

The Fund seeks its investment objective by investing primarily in equity securities of U.S. and/or foreign companies with a wide range of market capitalization, selected on the basis of their ability to contribute to both the Fund's social as well as financial expectations. Investments for the Fund must meet the minimum standards for all its social and financial criteria, with potential investments first evaluated on the basis of the Fund's social criteria and then selected according to their financial soundness.

Although the Fund's social criteria will tend to limit the availability of investment opportunities more than is customary with other funds, Stancell Asset Management, LLC, the Fund's investment advisor (the "Advisor"), believes that there are sufficient investment opportunities to permit full investment among issuers that satisfy the Fund's investment and social objectives.

Socially Responsible Investment Criteria
The Fund's primary socially responsible investment criterion is that the Fund's portfolio of investments consist of companies that conduct business in an Empowerment Zone or Enterprise Community ("EZ/EC"). An EZ/EC is an economically distressed urban or rural area meeting certain criteria as a target for federal grants and other assistance for community redevelopment and social services, usually accompanied by some tax and regulatory relief in order to attract or retain businesses. The Fund considers a company conducting business in an EZ/EC if such company:

o    Participates in a federal EZ/EC program;
o    Maintains its headquarters in an EZ/EC; or
o Derives a portion of its gross revenues from facilities located in an EZ/EC.

To locate investment opportunities, the Advisor utilizes a list of publicly-traded companies located in EZ/ECs from federal governmental sources, so designated by the U.S. Department of Housing and Urban Development (HUD), the U.S. Department of Agriculture (USDA), or other governmental (or non-governmental) agencies or bodies. The Fund invests in accordance with the philosophy that investments in those organizations whose products or services are located in an EZ/EC will produce long-term financial as well as social rewards to investors. Companies operating in areas with pervasive poverty rates such as EZ/ECs generally promote their revitalization and help stimulate the creation of new jobs and job training, particularly for the disadvantaged and long-term unemployed. In addition, companies operating in EZ/ECs take advantage of certain federal tax treatment and credits not available to other companies, generally reducing their tax burden and making more income available for growth. The Fund excludes companies that are deemed by the Advisor to have a business involvement with the alcohol or tobacco industries. The Fund does not purchase securities of companies that endorse the use of alcohol or tobacco because of the deleterious effects these products have in communities, especially those experiencing pervasive poverty.

The Advisor analyzes and adjusts the investments meeting the Fund's socially responsible investment criteria on a quarterly basis.

Financial Considerations
Once the Advisor has developed the universe of companies meeting the Fund's social investment criteria, SSgA Funds Management, Inc. (the "Sub-Advisor") selects stocks of companies that it believes have potential for growth. The Sub-Advisor seeks a portfolio of stocks for the Fund that will provide greater long-term returns than the overall U.S. equity market without incurring greater risks than those commonly associated with investments in equity securities.

The Fund's portfolio strategy combines market economics with fundamental research. The Sub-Advisor begins by assessing current economic conditions and forecasting economic expectations. The industry sectors of the Russell 3000 Index are examined to determine the sector's market capitalized weighting and to estimate the performance of each sector relative to the Index as a whole. A balance is determined for the Fund's portfolio, giving greater weight to market sectors that are expected to outperform the overall market. Stocks are then selected for each sector of the Fund's portfolio based on the issuer's industry classification, the stock's historical sensitivity to changing economic events and conditions and an assessment of the stock's current valuation and prospects.

In general, the assessment of a stock's valuation and prospects for growth begins with the stocks of those companies that exhibit growth characteristics in comparison to other companies in that particular company's industry or the market, or that exhibit certain individual characteristics, such as:

o    Price/earnings ratio;               o    Experienced management;
o    Strong balance sheet;               o    Leadership positions in their
o    A consistent history of earnings         markets; and
     stability and growth;               o    Proprietary products, processes
                                              and/or services.

Generally, the types of growth companies in which the Fund intends to invest are those that the Sub-Advisor believes:

o    are financially sound;
o    are, or are likely to become, leaders in their respective industries; or
o have, or will likely develop, a historical record of consistent growth and stability of earnings.

The Fund's investment in equity securities may include common stocks, preferred stocks, warrants and convertible securities. The convertible securities in which the Fund may invest will be investment grade or better. Investment grade securities are those rated, at the time of purchase, in one of the four highest rating categories by a nationally recognized statistical rating organization or determined to be of comparable quality by the Sub-Advisor if the security is unrated. The Fund may also invest up to 15% of its assets in American Depositary Receipts ("ADRs") and equity securities of foreign issuers. ADRs are equity securities traded on U.S. exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Typically, however, the Fund concentrates its investment in a core group of 50 to 70 common stocks.

The Fund's annual portfolio turnover rate indicates changes in its portfolio investments. The Sub-Advisor will sell a security when appropriate and consistent with the Fund's investment objective and policies, regardless of the effect on the Fund's portfolio turnover rate. Buying and selling securities generally involves some expense to the Fund, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. The Fund cannot accurately predict its future annual portfolio turnover rate. It may vary substantially from year to year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such action. In addition, portfolio turnover may also be affected by sales of portfolio securities necessary to meet cash requirements for redemptions of shares.

Temporary Investments
When the Sub-Advisor believes market or economic conditions are unfavorable for investors, the Fund may invest up to 100% of its assets in a temporary defensive manner or hold a substantial portion of its assets in cash, cash equivalents such as repurchase agreements, or other high quality short-term investments, such as money market fund shares, money market instruments, and/or high quality short-term debt securities. The Fund may also invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity. When the Fund's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested. In these circumstances, the Fund may be unable to achieve its investment objective. In addition, to the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund's advisory fees and operational expenses.

Principal Investment Risks
--------------------------------------------------------------------------------

You should be aware that you may lose money by investing in the Fund. The principal risks of investing in the Fund are discussed below.

|X|  Investment in Common Stocks
     The Fund invests in common stocks. Common stocks are subject to general stock market risks and significant fluctuations in value. Stock market prices of securities may be adversely affected by many factors, such as an issuer's having experienced losses or by the lack of earnings or by the issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer. If the stock market declines in value, the Fund is likely to decline in value in proportion to its investments in common stocks.

|X|  Social Policy Risks
     The Fund's social policy could cause it to under-perform similar funds that do not have a social policy. Among the reasons for this are (a) stocks that meet the Fund's social criteria could under-perform those stocks that do not meet these criteria; and (b) a company's social policy could cause the Fund to sell or not purchase stocks that subsequently perform well.

|X|  Small and Medium Capitalization Risks
     The Fund may wish to take advantage of attractive investment opportunities of start-up companies or companies with small and medium size market capitalization and may at times focus its investments on such companies. Such companies are subject to certain risks such as narrower markets, fewer products or services to offer and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile, and they face a greater risk of business failure, which could increase the volatility and risk of loss of the Fund's assets. Because the Fund concentrates its investment in a core group of common stocks, the business failure of any small or medium size companies in that group can cause even greater volatility to the Fund.

|X|  Sector Concentration Risk
     Sector risk is the risk that the Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. Securities of issuers held by the Fund may lack sufficient market liquidity to enable the Fund to sell the securities at an advantageous time or without a substantial drop in price. Furthermore, each sector possesses particular risks that may not affect other sectors. The Sub-Advisor's judgment about which sectors offer the greatest potential for long-term financial reward will change over time, and the Fund may concentrate its investments in any number of different sectors.

|X|  Risk of Foreign Securities
     The Fund may invest in foreign securities directly or through ADRs. Investments in these types of securities involve certain inherent risks that could increase the potential for loss in the Fund. For example, the Fund may be affected by the value of the local currency relative to the U.S. dollar. Also, U.S. dollar denominated securities of foreign issuers may also be affected by certain currency risks. Accordingly, the Fund will not hold foreign currency as an investment or invest in foreign currency contracts.

     In addition, foreign investments may be subject to heightened political and economic risks, particularly in countries with unstable governments, immature economic structures, different legal systems, economies based on few industries, and national policies restricting investments by foreigners. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Fund's assets from that country.

     Finally, foreign issuers may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.

Management of the Fund
--------------------------------------------------------------------------------

Investment Advisor

Stancell Asset Management, LLC is the investment adviser to the Fund, although the Fund is subject to the general supervision of the Fund's Board of Trustees. The Advisor is ultimately responsible for the day-to-day management of the Fund in accordance with the Fund's objective and policies, including developing and maintaining the social criteria for screening companies available for investment. The Advisor is located at 15 Masterson Court, Sacramento, California 95835. As of the date of this Prospectus, the only discretionary assets under management of the Advisor are the assets of the Fund.

In exchange for its services, the Advisor is entitled to receive an annual management fee, calculated daily and payable monthly, equal to 1.00% of the average daily net assets of the Fund. The Advisor has contractually agreed, however, to reduce its fees and/or pay expenses of the Fund for an indefinite period to ensure that Total Fund Operating Expenses will not exceed, on an annual basis, 1.30% of average daily net assets of the Institutional Class shares of the Fund. Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement from the Fund if requested by the Advisor in subsequent fiscal years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses and the Trustees must review and approve the reimbursement. The Trustees may terminate this expense reimbursement arrangement at any time.

Investment Sub-Advisor
The Advisor has entered into a sub-advisory agreement with SSgA Funds Management, Inc. to assist it in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with respect to the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The Sub-Advisor is located at Two International Place, Boston, Massachusetts 02110. The Sub-Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. The Sub-Advisor, State Street Bank and Trust Company, and other advisory affiliates of State Street Corporation comprise State Street Global Advisors ("SSgA"), which manages over $663 billion in assets and is one of the largest providers of securities processing and record-keeping services for U.S. mutual and pension funds.

In exchange for its services to the Advisor, the Sub-Advisor is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.65% of the average daily net assets of each class of the Fund. The Sub-Advisor fees are paid directly by the Advisor out of the Advisor's annual advisory fees.

Portfolio Management
The Sub-Advisor's Global Fundamental Strategy All Cap Team has primary responsibility for the investment management decisions regarding the Fund's financial investments. The Sub-Advisor utilizes the team approach to create an environment that encourages the flow of investment ideas for the Fund. The portfolio managers within this team work together in a cohesive manner to develop and enhance techniques that drive the investment process. The Sub-Advisor's Global Fundamental Strategy All Cap Team is overseen by the SSgA Investment Committee, which is comprised of 11 senior staff managers.

Transfer Agent, Custodian and other Services
U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), located in Milwaukee, Wisconsin, provides administrative, accounting and transfer agent services to the Fund. U.S. Bank, National Association serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund.

Pricing of Fund Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on every business day the NYSE is open. The NAV for the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of shares outstanding of the Fund. The NYSE is closed on weekends and most national holidays.

The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on its "fair value" as determined by procedures adopted by the Fund's Board of Trustees.

If your purchase order is in "good order" (see "Buying Shares") and delivered to the Transfer Agent before the close of the regular trading session of the NYSE on any business day, your order will receive the share price next determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

Buying Fund Shares
--------------------------------------------------------------------------------

To open an account, you must invest at least the minimum amount.

                                                       To Open      To Add to
                    Minimum Investments             Your Account  Your Account
                    --------------------            ------------  ------------

Institutional Class                All Accounts       $500,000      $100,000

Shares of the Fund may be purchased by check or by wire transfer of funds through a bank or through one or more brokers authorized by the Fund to receive purchase orders. The minimum initial investment for all accounts in the Institutional Class of Shares of the Fund is $500,000. To add to an existing Institutional Class account, the Fund requires a minimum investment of $100,000. Initial investments may be made in any amount in excess of this minimum amount.

Short-term or excessive trading into and out of the Fund may harm performance by disrupting management strategies and by increasing expenses. Accordingly, the Fund may reject your purchase order if in the Advisor's or Sub-Advisor's opinion, you have a pattern of short-term or excessive trading, your trading has been or may be disruptive to the Fund, or rejection otherwise would be in the Fund's best interest.


When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:
--------------------------------------------------------------------------------
|X|  The name of the Fund
|X|  The dollar amount of shares to be purchased
|X|  Purchase application or investment stub
|X|  Check payable to the "Stancell Social Fund"
--------------------------------------------------------------------------------

Timing of Requests

Your share price will be the next NAV calculated after the Transfer Agent receives your request in good order. All requests received in good order before 4:00 p.m. (Eastern time) will be processed on that same day. Requests received after 4:00 p.m. will receive the next business day's NAV.

Methods of Buying


Through an You can purchase shares of the Fund through any broker-dealer or authorized other financial organization (sales agent) that has been broker-dealer authorized by the Fund. These sales agents are further authorized
or other       to  designate  other   intermediaries  to  receive  purchase  and
financial redemption orders on the Fund's behalf. A purchase order is organization deemed received by the Fund when an authorized sales agent, or, if applicable, a sale agent's authorized designee, receives the request in good order. Please keep in mind that a sales agent may charge additional fees for its services.

By mail To buy shares of the Fund, complete an account application form and send it together with your check for the amount you wish to invest in the Fund to the address below. To make additional investments once you have opened your account, write your account number on the check and send it together with the most recent confirmation statement received from the Transfer Agent. No third party checks will be accepted. If your check is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent.

               Regular Mail                           Overnight Delivery
               Stancell Social Fund                   Stancell Social Fund
               c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
               P.O. Box 701                           615 E. Michigan Street, Third Floor
               Milwaukee, WI 53201-0701               Milwaukee, Wisconsin  53202

               NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

By  telephone  To make additional  investments by telephone,  you must check the appropriate box on your account application form and complete the special options form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, call the Transfer Agent toll free at 1-877-494-1189 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire If you wish to open an account or to make additional investments by wire, call 1-877-494-1189 to obtain a shareholder account number and instructions. You should then instruct your bank to wire transfer the intended amount in federal funds to:

                        U.S. Bank, National Association
                        Milwaukee, WI 53202
                        ABA #: 042000013
                        Credit: U.S. Bancorp Fund Services, LLC
                        Account #: 112-952-137
                        Further Credit: Stancell Social Fund
                                       (your name or the title on the account)
                                       (your account #)

Selling (Redeeming) Fund Shares
--------------------------------------------------------------------------------

Methods of Selling



Through a If you purchased your shares through a sales agent (e.g., a broker-dealer broker-dealer or other financial organization), your redemption
or other       order should be placed  through the same sales  agent.  The sales financial agent is responsible for sending your redemption order to the organization Fund on a timely basis. Please keep in mind that your sales agent may charge additional fees for its services.

By mail        You can redeem shares  purchased  directly from the Fund by mail.
               Send your written redemption request to the Transfer Agent at the address below. Your request should be in good order and contain the Fund's name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization).

               Regular Mail                           Overnight Delivery
               Stancell Social Fund                   Stancell Social Fund
               c/o U.S. Bancorp Fund Services, LLC    c/o U.S. Bancorp Fund Services, LLC
               P.O. Box 701                           615 E. Michigan Street, Third Floor
               Milwaukee, WI 53201-0701               Milwaukee, Wisconsin  53202

               The Transfer Agent may require a signature guarantee for certain redemption requests such as redemption requests made payable to a name that is different than on the account statement or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone   If you are authorized to perform telephone  transactions  (either
               through  your   account   application   form  or  by   subsequent
               arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $500, by instructing the Fund by phone at 1-877-494-1189. Unless noted on the initial application, a signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

               Note: Neither the Fund nor its service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

               |X|  that you correctly state the Fund account number
               |X|  the name in which your account is registered
               |X| the social security or tax identification number under which the account is registered
               |X| the address of the account holder, as stated in the account application form


By wire To redeem shares by wire, call the Fund at 1-877-494-1189 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Payment of Redemption Proceeds to You

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

--------------------------------------------------------------------------------
|X|  The name of the Fund
|X|  The dollar amount of shares to be redeemed
|X|  Signatures  of  all  registered  shareholders  exactly  as the  shares  are registered
|X|  The account number
--------------------------------------------------------------------------------

You may redeem the Fund's shares at a price equal to the NAV next determined after the Transfer Agent of the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed. All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

General Transaction Policies
Some of the following policies are mentioned above. In general, the Fund reserves the right to:

|X|  Vary or waive any minimum investment requirement.

|X| Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone redemption privileges, for any reason.

|X| Reject any purchase or exchange request for any reason. Generally, the Fund does this if the purchase or exchange is disruptive to the efficient management of the Fund (due to the timing of the investment or an investor's history of excessive trading).

|X| Redeem all shares in your account if your balance falls below the Fund's minimum. If, within 60 days of the Fund's written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

|X| Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

|X| Reject any purchase or redemption request that does not contain all required documentation.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified.

The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. The Fund does not expect to do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail the requests to the Fund at the address listed under "Buying Fund Shares."

Your broker-dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker-dealer or other financial organization for details.

Description of Classes
--------------------------------------------------------------------------------

The Fund offers two classes of shares: Investor Class and Institutional Class. The classes differ with respect to their minimum investments. In addition, Investor Class Shares impose a Rule 12b-1 fee that is assessed against the assets of the Fund attributable to that class.

Distributions and Taxes
--------------------------------------------------------------------------------

Dividends and Distributions
The Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December. The Fund will make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 on or about December 31.

All distributions will be invested in Fund shares unless you choose one of the following options: (1) receive dividends in cash while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash. If you wish to change your distribution option, write to the Transfer Agent in advance of the payment for the distribution.

Taxation
The Fund intends to make distributions of dividends and capital gains. Dividends are taxable to you as ordinary income. The rate you pay on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long you owned your Fund shares. You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares. Because of its investment strategies, the Fund expects that its distributions will primarily consist of capital gains.

By law, the Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.

If you sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

Financial Highlights
--------------------------------------------------------------------------------

Because the Fund has recently commenced operations, there are no financial highlights available at this time.



                                 Privacy Notice
--------------------------------------------------------------------------------
The Fund collects non-public information about you from the following sources:

|X| Information we receive about you on applications or other forms; |X| Information you give us orally; and |X| Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.



                              Stancell Social Fund
                        a series of Advisors Series Trust

For More Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) includes additional information about the Fund and is incorporated by reference into this Prospectus.

Once they become available, the Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and shareholder reports are available free upon request. To request them or other information, or to ask any questions, please call or write:

                              Stancell Social Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                            Telephone: (877) 494-1189

The SAI and other Fund information may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information about its operations.

Reports and other Fund information are also available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC's Public Reference Room, Washington, DC 20549-0102 or by email at www.publicinfo@sec.gov.





               (The Trust's SEC Investment Company Act file number is 811-07959)




                       Statement of Additional Information
                                  June 2, 2003


                              STANCELL SOCIAL FUND
                        a series of Advisor Series Trust




This Statement of Additional Information ("SAI") is not a prospectus, and it should be read in conjunction with the Prospectus dated June 2, 2003, as may be revised, of the Stancell Social Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Stancell Asset Management, LLC (the "Advisor"), is the investment advisor to the Fund and SsgA Funds Management, Inc. (the "Sub-Advisor"), is the sub-advisor to the Fund. A copy of the Fund's Prospectus may be obtained by contacting the Fund at the above address or telephone number.

                              Stancell Social Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701
                                 (877) 494-1189



                               SUBSCRIPTION PERIOD

The distributor for the Stancell Social Fund is soliciting orders to purchase shares of the Fund during an initial offering period until September 5, 2003 (the "Subscription Period"). The Fund reserves the right to end the Subscription Period before September 5, 2003 if it obtains subscriptions for the purchase of initial shares of beneficial interest of the Fund in the approximate amount of $15 million, or such other amount as deemed by the Fund's Board of Trustees as sufficient to permit operation of the Fund ("Seed Capital Amount").

Orders received during the Subscription Period will not be processed before commencement of operations, currently scheduled for September 5, 2003, or sooner if the Fund obtains subscriptions for the Seed Capital Amount ("Commencement Date"). On the Commencement Date, regardless of how long the Subscription Period lasts, your order will be processed for the amount received and priced at the Fund's initial net asset value of $10.00 per share. If the Fund does not obtain subscriptions for the Seed Capital Amount by September 5, 2003, orders for subscription will be cancelled and funds will be returned to you, and the Fund will consider other investment options. Please see the Prospectus for more details in order to purchase shares of the Fund at the initial offering price as described above.




                                Table of Contents

THE TRUST......................................................................4
INVESTMENT OBJECTIVE AND POLICIES..............................................4
MANAGEMENT....................................................................10
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................17
PORTFOLIO TURNOVER............................................................19
DETERMINATION OF NET ASSET VALUE..............................................19
PURCHASE AND REDEMPTION OF FUND SHARES........................................20
TAX MATTERS...................................................................21
DIVIDENDS AND DISTRIBUTIONS...................................................23
PERFORMANCE INFORMATION.......................................................24
ANTI-MONEY LAUNDERING PROGRAM.................................................25
GENERAL INFORMATION...........................................................25
FINANCIAL STATEMENTS..........................................................27
APPENDIX......................................................................28



                                    THE TRUST

Advisors Series Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of numerous series of shares of beneficial interest, par value $0.01 per share. This SAI relates only to the Fund and not to any other series of the Trust.

The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

                        INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is seeking long-term growth of capital which it attempts to achieve by investing primarily in common stocks of U.S. companies. The Fund is diversified, which under applicable federal law means that as to 75% of its total assets, not more than 5% may be invested in the securities of a single issuer and that it may hold no more than 10% of the voting securities of a single issuer. The following information supplements the discussion of the Fund's investment objective and policies as set forth in its Prospectus. There can be no guarantee that the Fund's objective will be attained.

Convertible Securities. The Fund may invest in convertible securities. A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also affords an investor the opportunity, through its conversion feature, to participate in the capital appreciation attendant upon a market price advance in the convertible security's underlying common stock.

Preferred Stock. The Fund may invest in preferred stocks. A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer by dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Foreign Securities. The Fund may invest in securities of foreign issuers, provided that they are publicly traded in the United States, including American Depositary Deposits ("ADRs").

American Depositary Receipts. ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political  and  Economic  Factors.   Individual  foreign  economies  of  certain
countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund will invest only in securities denominated in U.S. dollars. For this reason, the value of the Fund's assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case. Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Fund. Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Sector Concentration. The Fund may, from time to time, have greater than 25% of its assets in one market sector. To the extent that the Fund concentrates in one or more sectors, it may be subject to the risks affecting that sector more than would a more broadly diversified fund. The Advisor or Sub-Advisor's judgment about which sectors offer the greatest potential for long-term financial reward may, and likely will, change over time. In fact, the Fund may concentrate its investments in any sector, depending on the Fund's investment strategy.

Illiquid Securities. The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"", securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to sell them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not reflect the actual liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the SEC under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities despite their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Repurchase Agreements. The Fund may enter into repurchase agreements. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the U.S. Government security itself. Such repurchase agreements will be made only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation or with Government securities dealers recognized by the Federal Reserve Board and registered as broker-dealers with the SEC or exempt from such registration. The

Fund will generally enter into repurchase agreements of short durations, from overnight to one week, although the underlying securities generally have longer maturities. The Fund may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements.

For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the U.S. Government security that is subject to the repurchase agreement. It is not clear whether a court would consider the U.S. Government security acquired by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the U.S. Government security before its repurchase under a repurchase agreement, the Fund could encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the U.S. Government security. If a court characterizes the transaction as a loan and the Fund has not perfected a security interest in the U.S. Government security, the Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Advisor seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the other party, in this case the seller of the U.S. Government security.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, the Fund will always receive as collateral for any repurchase agreement to which they are a party securities acceptable to the Advisor, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund will make payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its Custodian. If the market value of the U.S. Government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the U.S. Government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund could be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Borrowings. The Fund may borrow funds to meet redemptions, to increase its portfolio holdings of securities, or for other emergency purposes. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing were not used, and, therefore, the amount available for distribution to shareholders as dividends will be reduced. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Borrowing by the Fund creates an opportunity for increased net income, but at the same time, creates special risk considerations. For example, leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than if borrowing were not used.

Short-Term Investments. The Fund may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may hold certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

In addition to buying certificates of deposit and bankers' acceptances, the Fund also may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Services, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

Investment Company Securities. The Fund may invest in shares of other investment companies. The Fund may invest in money market mutual funds in connection with its management of daily cash positions. The Fund currently intends to limit its investments in securities issued by other investment companies so that not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, or its affiliated persons, as a whole. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company's advisory and operational expenses.

Investment Restrictions

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or
(b) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1. Purchase or otherwise acquire interests in real estate, real estate mortgage loans or interests therein, except that the Fund may purchase issued by issuers, including real estate investment trusts, which invest in real estate or interests therein.

2. Make loans if, as a result, more than 33 1/3% of the Fund's total assets would be loaned to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) lend its securities
     (iv) loan money to other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the 1940 Act.

3. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

4. Issue senior securities to the Fund's presently authorized shares of beneficial interest, except that this restriction shall not be deemed to prohibit the Fund from (i) making any permitted borrowings, loans, mortgages, or pledges, (ii) entering into options, futures contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (iii) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretation thereof.

5. Borrow money in an amount exceeding 33 1/3% of the value of the Fund's total assets, provided that the Fund may borrow money from other funds within the Trust in accordance with the terms of any applicable rule or regulation or exemptive order pursuant to the1940 Act.

6. Concentrate its investments in any one sector if, as a result, more than 80% of the Fund's assets will be invested in such sector. The Fund will not invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. These restrictions, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

7. Invest in other investment companies except as permitted by the 1940 Act, as amended.


The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote. The Fund may not:

1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law.

2. Invest more than 15% of its net assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid).

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

                                   MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board of Trustees (the "Board"). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their birth dates and positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held are listed in the table below. Unless noted otherwise, each person has held the position listed for a minimum of five years.


----------------------- ---------- ---------------------- ----------------------------- ---------------------------
                        Position
       Name, Address      with       Term of Office and     Principal Occupation During
          and Age       the Trust   Length of Time Served          Past Five Years       Other Directorships Held
----------------------- ---------- ---------------------- ----------------------------- ---------------------------

Independent Trustees of the Trust

-------------------------------------------------------------------------------------------------------------------
Walter E. Auch*         Trustee     Indefinite term       Management Consultant         Director,
  (born 1921)                       since February 1997.                                Nicholas-Applegate Funds,
2020 E. Financial Way                                                                   Citigroup Funds, Pimco
Glendora, CA 91741                                                                      Advisors LLP and Senele
                                                                                        Group.
----------------------- ----------- --------------------- ----------------------------- ---------------------------
Donald E. O'Connor*     Trustee     Indefinite term       Financial Consultant;         Independent Director, The
  (born 1936)                       since February 1997.  formerly Executive Vice       Forward Funds.
2020 E. Financial Way                                     President and Chief Operating
Glendora, CA 91741                                        Officer of ICI Mutual
                                                          Insurance Company (until
                                                          January 1997).
----------------------- ----------- --------------------- ----------------------------- ---------------------------
George T. Wofford III*  Trustee     Indefinite term       Senior Vice President,        None.
  (born 1939)                       since February 1997.  Information Services, Federal
2020 E. Financial Way                                     Home Loan Bank of San
Glendora, CA 91741                                        Francisco.
----------------------- ----------- --------------------- ----------------------------- ---------------------------
James Clayburn LaForce* Trustee     Indefinite term       Dean Emeritus, John E.        Director, The Payden &
  (born 1927)                       since May 2002.       Anderson Graduate School of   Rygel Investment Group, The
2020 E. Financial Way                                     Management, University of     Metzler/Payden Investment
Glendora, CA 91741                                        California, Los Angeles.      Group, PIC Investment
                                                                                        Trust, PIC Small Cap
                                                                                        Portfolio, PIC Balanced
                                                                                        Portfolio, PIC Growth
                                                                                        Portfolio, PIC Mid
                                                                                        Cap Portfolio,
                                                                                        BlackRock Funds, Jacobs
                                                                                        Engineering, Arena
                                                                                        Pharmaceuticals,
                                                                                        Cancervax.
----------------------- ----------- --------------------- ----------------------------- ---------------------------
George J. Rebhan*       Trustee     Indefinite term       Retired; formerly President,  Trustee, E*TRADE Funds.
  (born 1934)                       since May 2002.       Hotchkis and Wiley Funds
2020 E. Financial Way                                     (mutual funds) from 1985 to
Glendora, CA 91741                                        1993.
--------------------------------------------------------------------------------------- ---------------------------

Interested Trustee of the Trust

----------------------- ----------- --------------------- ----------------------------- ---------------------------
Eric M. Banhazl**       Trustee     Indefinite term       Senior Vice President, U.S.   None.
  (born 1957)                       since February 1997.  Bancorp Fund Services, LLC
2020 E. Financial Way                                     since July 2001; Treasurer,
Glendora, CA 91741                                        Investec Funds; formerly,
                                                          Executive
                                                          Vice
                                                          President,
                                                          Investment
                                                          Company
                                                          Administration,
                                                          LLC; ("ICA")
                                                          (mutual fund
                                                          administrator
                                                          and the
                                                          Fund's
                                                          former
                                                          administrator)
-------------------------------------------------------------------------------------------------------------------

Officers of the Trust

----------------------- ----------- --------------------- ----------------------------- ---------------------------

Eric M. Banhazl         President   Indefinite term       See Above.                    See Above.
  (see above)           (Interested since February 1997.
                        Trustee -
                        see above.)

----------------------- ----------- --------------------- ----------------------------- ---------------------------
John S. Wagner          Treasurer   Indefinite term       Assistant Vice President,     None.
  (born 1965)                       since September       Compliance and
615 East Michigan St.               2002.                 Administration,
Milwaukee, WI 53202                                       U.S. Bancorp Fund Services,
                                                          LLC since
                                                          June 1999.

----------------------- ----------- --------------------- ----------------------------- ---------------------------

Chad E. Fickett         Secretary   Indefinite term       Compliance Administrator,     None.
  (born 1973)                       since March 2002.     U.S. Bancorp Fund Services,
615 East Michigan St.                                     LLC since July 2000.
Milwaukee, WI 53202

----------------------- ----------- --------------------- ----------------------------- ---------------------------

* Denotes those Trustees of the Trust who are not "interested persons" of the Trust as defined under the 1940 Act ("Independent Trustees").
** Denotes Trustee who is an "interested person" of the Trust under the 1940 Act. Mr. Banhazl is an interested person of the Trust by virtue of his position as President of the Trust. He is also an officer of U.S. Bancorp Fund Services, LLC, the administrator for the Fund. U.S. Bancorp Fund Services, LLC is an affiliate of Quasar Distributors, LLC, the Fund's distributor.

Compensation

Each Independent Trustee receives $18,000 per year in fees, plus $500 for each meeting attended and is reimbursed for expenses. This amount is allocated among each of the portfolios comprising the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.



                                                 Pension or
                                              Retirement Benefits  Estimated
                                Aggregate        Accrued as          Annual     Total Compensation
                            Compensation From      Part of        Benefits Upon from Trust(2) Paid
   Name of Person/Position      the Trust(1)    Fund Expenses      Retirement      to Trustees
--------------------------- ----------------- ------------------- ------------- -------------------

Walter E. Auch, Trustee           $20,000             None            None           $20,000
--------------------------- ----------------- ------------------- ------------- -------------------

Donald E. O'Connor, Trustee       $20,000             None            None           $20,000
--------------------------- ----------------- ------------------- ------------- -------------------

George T. Wofford III,            $20,000             None            None           $20,000
Trustee
--------------------------- ----------------- ------------------- ------------- -------------------

James Clayburn LaForce,           $20,000             None            None           $20,000
Trustee
--------------------------- ----------------- ------------------- ------------- -------------------

George J. Rebhan, Trustee         $20,000             None            None           $20,000

--------------------------- ----------------- ------------------- ------------- -------------------

(1)  These represent estimates for the fiscal year ending August 31, 2004.
(2)  There are currently numerous portfolios comprising the Trust.

Board Committees

The Trust has two standing committees: The Audit Committee and the Valuation Committee. The Audit Committee is comprised of all of the Independent Trustees. It does not include any interested Trustees. The Audit Committee typically meets once per year with respect to the various series of the Trust. The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund's financial statements and to ensure the integrity of the Fund's pricing and financial reporting. As the Fund is new, the Audit Committee has not met with respect to the Fund.

The Trust's Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of at least one representative from the
Administrator's staff who is knowledgeable about the Fund and at least one Trustee. The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available. Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board of Trustees. The Valuation Committee meets as needed. As the Fund is new, the Audit Committee has not met with respect to the Fund.

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. As of the Fund's commencement of operations, Stancell Asset Management, LLC, the Fund's Advisor, owned 100% of the Fund for organizational purposes. Furthermore, neither the Trustees who are "not interested" persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediately family, own securities beneficially or of record in the Advisor, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Trustees who are "not interested" persons of the Fund nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in the Adviser, the Distributor or any of their affiliates.

The Advisor

Stancell Asset Management, LLC, 15 Masterson Court, Sacramento, California 95835, acts as investment advisor to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). Subject to such policies as the Board of Trustees may determine, the Advisor is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Advisor provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund's investments. The Advisor also continuously monitors and maintains the Fund's social investment criteria and determines from time to time what securities may be purchased by the Fund.

After the initial two years, the Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on a rate equal to a percentage of the Fund's average daily net assets specified in the Prospectus. However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and/or to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses (excluding interest and tax expenses) to the limit set forth in the Expense Table (the "expense cap"). Any such reductions made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees' subsequent review and ratification of the reimbursed amounts. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses.

Sub-Advisor

SSgA Funds Management, Inc., Two International Place, Boston, Massachusetts 02110, is the Sub-Advisor to the Fund pursuant to a Sub-Advisory Agreement with the Trust, on behalf of the Fund, and the Advisor (the "Sub-Advisory Agreement"), and assists in the day-to-day management and provide other advisory services to the Fund. These services include developing and maintaining an investment program for the Fund, making investment decisions with the assets of the Fund, and placing all orders for the purchase and sale of securities on behalf of the Fund. The Sub-Advisor is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company.

After its initial two year term, the Sub-Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Sub-Advisory Agreement. Pursuant to the terms of the Sub-Advisory Agreement, the Sub-Advisor is permitted to render services to others. The Sub-Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of the Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Advisor or Sub-Advisor on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

In exchange for its services to the Advisor, the Sub-Advisor is entitled to receive an annual management fee calculated daily and payable monthly, equal to 0.65% of the average daily net assets of each class of the Fund. The Sub-Advisor fees are paid directly by the Advisor out of the Advisor's annual advisory fees.

In granting its approval of the Advisory and Sub-Advisory Agreements, the Board of Trustees, including the Independent Trustees, took into consideration, among other things: (a) the nature and quality of the services provided by the Advisor and the Sub-Advisor to the Fund; (b) the appropriateness of the fees paid by the Fund to the Advisor and the Sub-Advisor; (c) the level of Fund expenses; (d) the reasonableness of the potential profitability of the Advisory Agreement to the Advisor and the Sub-Advisory Agreement to the Sub-Advisor; and (e) the nature of the Fund's investments. After reviewing various information, the Board of Trustees, including the Independent Trustees, concluded that the terms of the Advisory Agreement and the Sub-Advisory Agreement were fair and reasonable based on various factors, including that the Advisor and Sub-Advisor has sufficient qualified personnel and adequate internal controls to manage the assets of the Fund and are capable to offer their services to the Fund, the fees paid by the Fund to the Advisor are reasonable and consistent with advisory and other fees paid by other investment companies of similar objectives and the Sub-Advisor's brokerage practices were reasonably efficient.

Service Providers

Pursuant to an Administration Agreement (the "Administration Agreement"), U.S. Bancorp Fund Services, LLC ("USBFS"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Administrator"), acts as administrator for the Fund. The Administrator provides certain administrative services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund's independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. In this capacity, the Administrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares. Pursuant to the Administration Agreement, USBFS is entitled to receive from the Fund a fee, computed daily and payable monthly, based on the Fund's average net assets at a minimum annual rate of $30,000.

U.S. Bank, National Association, an affiliate of USBFS, is the custodian of the assets of the Fund (the "Custodian") pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses. The Custodian's address is 425 Walnut Street, Cincinnati, Ohio 45202. The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.

PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036 are the independent public accountants for the Fund whose services include auditing the Fund's financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP, 555 South Flower Street, Los Angeles, California 90071, is counsel to the Fund and provides counsel on legal matters relating to the Fund.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the "Distribution Agreement") with Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202 (the "Distributor"), pursuant to which the Distributor acts as the Fund's distributor, provides certain administration services and promotes and arranges for the sale of the Fund's shares. The offering of the Fund's shares is continuous. The Distributor, Administrator, Transfer Agent and Custodian are affiliated companies.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund's outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any such party. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days' written notice when authorized either by a majority vote of the Fund's shareholders or by vote of a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act).

Distribution Plan

Pursuant to a plan of distribution adopted by the Trust, on behalf of the Fund, pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Investor Class Shares of the Fund will compensate the Advisor as Distribution Coordinator in an amount equal to 0.25% of the Investor Class Share's average daily net assets for distribution and related expenses. Expenses permitted to be paid include preparation, printing and mailing of prospectuses, shareholder reports such as semi-annual and annual reports, performance reports and newsletters, sales literature and other promotional material to prospective investors, direct mail solicitations, advertising, public relations, compensation of sales personnel, advisors or other third parties for their assistance with respect to the distribution of Investor Class shares, payments to financial intermediaries for shareholder support, administrative and accounting services with respect to shareholders of the Investor Class and such other expenses as may be approved from time to time by the Board of Trustees of the Trust. The Plan provides for the compensation to the Advisor, as Distribution Coordinator, regardless of the Investor Class's actual distribution expenses.

Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made. The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons. Continuation of the Plan is considered by such Trustees no less frequently than annually. With the exception of the Distributor and the Advisor, in their capacities as the Fund's principal underwriter and distribution coordinator, respectively, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures to finance distribution to of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Sub-Advisor determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund's portfolio transactions. Purchases and sales of securities in the over-the-counter market will generally be executed directly with a "market-maker" unless, in the opinion of the Sub-Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principal for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Sub-Advisor will use their reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Sub-Advisor that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. The Sub-Advisor consider such information, which is in addition to and not in lieu of the services required to be performed by them under their Agreements with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with b dealers who sell shares of the Fund subject to rules adopted by the National Association of Securities Dealers, Inc.

While it is the Fund's general policy to seek first to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Sub-Advisor, even if the specific services are not directly useful to the Fund and may be useful to the Sub-Advisor in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Sub-Advisor to be reasonable in relation to the value of the brokerage and/or  research  services  provided  by such  broker-dealer.  The  standard  of reasonableness is to be measured in light of the Sub-Advisor's overall responsibilities to the Fund. Additionally, the Sub-Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for the Fund are made independently from those of other client accounts managed or advised by the Sub-Advisor. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seeks to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day's transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Sub-Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund.

The Fund does not effect securities transactions through brokers in accordance with any formula, nor does it effect securities transactions through brokers solely for selling shares of the Fund, although the Fund may consider the sale of shares as a factor in allocating brokerage. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers.

                               PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (generally 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Sub-Advisor or Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board. Pursuant to those procedures, the Board considers, among other things: 1) the last sales price on the securities exchange, if any, on which a security is primarily traded; 2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The Fund's securities, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ
National Market System shall be valued at the most recent trade price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                     PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Fund's prospectus. Shares of the Fund are sold without a sales charge at the next price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment for the relevant class of shares. However, the Trust reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k)'s or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or their shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in or has a history of excessive trading (usually defined as more than four transactions out of the Fund within a calendar year). Furthermore, the Trust may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than three business days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may permit for the protection of the Fund's shareholders.

Redemption in Kind. The Fund does not intend to redeem shares in any form except cash. The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Fund to redeem in-kind redemption requests of a certain amount. Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

                                   TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing of distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes. To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year, (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Net investment income consists of interest and dividend income, less expenses. Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of the Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income. In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent the Fund designates the amount distributed as a qualifying dividend. This designated amount cannot, however, exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. In view of the Fund's investment policies, it is expected that dividends from domestic corporations will be part of the Fund's gross income and that, accordingly, part of the distributions by the Fund may be eligible for the dividends- received deduction for corporate shareholders. However, the portion of the Fund's gross income attributable to qualifying dividends is largely dependent on the Fund's investment activities for a particular year and therefore cannot be predicted with any certainty. The deduction may be reduced or eliminated if the Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held. Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph. Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31. Distributions are includable in alternative minimum taxable income in computing a shareholder's liability for the alternative minimum tax.

A redemption of Fund shares may result in recognition of a taxable gain or loss. Any loss realized upon a redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations. Pursuant to the backup withholding provisions of the Code distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld. Corporate and other exempt shareholders should provide the Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding. The Fund reserves the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management, and counsel to the Fund has expressed no opinion in respect thereof.


                           DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund's net investment income, substantially all of which will be declared as dividends to the Fund's shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay "interest" or guarantee any fixed rate of return on an investment in its shares.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held less than the period required for long- term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any carryover of capital losses from the eight previous taxable years), although a distribution from capital gains, will be distributed to shareholders with and as a part of dividends giving rise to ordinary income. If during any year the Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses carried over from the eight previous taxable years) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund's shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by the Fund reduces the Fund's net asset value per share on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.


                             PERFORMANCE INFORMATION

From time to time, the Fund may state its total return in advertisements and investor communications. Total return may be stated for any relevant period as specified in the advertisement or communication. Any statements of total return will be accompanied by information on the Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time.

The Fund's total return may be compared to any relevant indices, such as the Russell 3000 Index, Standard & Poor's 500, and the Composite Stock Index, and indices published by Lipper Analytical Services, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund. Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return

Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions) are calculated according to the following formula:

         P(1 + T)n = ATVD

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

Average Annual Total Return (after Taxes on Distributions and Redemptions):

The  Fund's   quotations  of  average   annual  total  return  (after  taxes  on
distributions and redemption) are calculated according to the following formula:

         P(1 + T)n = ATVDR

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period after taxes on distributions and redemption. Dividends and other distributions are assumed to be reinvested in shares at the prices in effect on the reinvestment dates. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Advisor.

                          ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control ("OFAC"), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

                               GENERAL INFORMATION

Investors in the Fund will be informed of the Fund's progress through periodic reports. Financial statements certified by independent public accountants will be submitted to shareholders annually.

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996. The Trust currently consists of 17 effective series of shares of beneficial interest, par value of $0.01 per share. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

The Board has created numerous series of shares, and may create additional series in the future, each of which has separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

With respect to the Fund, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Fund has only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated amount all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated at any time by vote of a majority of the shares of that series or by the Trustees by written notice to the shareholders of that series. Unless each series and class is so terminated, the Trust will continue indefinitely.

The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities.


The Boards of the Trust, the Advisor, the Sub-Advisor and the Distributor have adopted Codes of ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Advisor and Distributor to invest in securities that may be purchased or held by the Funds.



                              FINANCIAL STATEMENTS

As the Fund has recently commenced operations, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund's progress through periodic reports when those reports become available. Financial statements certified by independent public accountants will be submitted to shareholders at least annually.




                                    APPENDIX
                            Commercial Paper Ratings

Moody's Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated "Prime-1" have a superior ability for repayment of senior short-term debt obligations. "Prime-1" repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries, high rates of return on Fund employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated "Prime-2" have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Standard & Poor's Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."